Stockholders' Equity	12 Months Ended
Dec. 31, 2016
Stockholders' Equity

Note 7 - Capital transactions

On January 7, 2016, we issued a total of 50,000 incentive stock options to one of our independent directors at a fair market value exercise price of $0.21 per share. The options vest one third each year over the next three years, provided the recipient is still a director of our company. The options may be exercised, once vested, at any time prior to 10 years from the date of grant. The issuance of the options was exempt from registration under Section 4(2) of the Securities Act of 1933.

On January 15, 2016, a former employee exercised 200,000 options previously issued to him, at an exercise price of $0.08 per share. The exercise was cashless, such that the exercise price was paid in shares of our common stock, resulting in a net issuance of 128,000 shares. The shares were issued as restricted stock, with a restrictive legend placed on the share certificate. The issuance of the shares was exempt from registration under Regulation D and Section 4(2) of the Securities Act of 1933.

On March 4, 2016, a former employee exercised 150,000 options previously issued to him, at an exercise price of $0.15 per share. The exercise was cashless, such that the exercise price was paid in shares of our common stock, resulting in a net issuance of 47,727 shares. The shares were issued as restricted stock, with a restrictive legend placed on the share certificate. The issuance of the shares was exempt from registration under Regulation D and Section 4(2) of the Securities Act of 1933.

On October 10, 2016, we issued 650,000 incentive stock options to one employee under our 2011 Stock Option Plan. The options were issued with a fair market value exercise price of $0.34 per share. The options vest as following; (i) 200,000 shares, as of October 10, 2016, (ii ) 250,000 shares, as of one year after the date of issuance, and (iii) 200,000 shares, as of two years after the date issuance, provided the recipient is still employed by our company at the time of vesting. The options may be exercised, once vested, at any time prior to 10 years from the date of grant. The recipient of the options is a key employee of our company, and the issuance of the options was exempt from registration under Section 4(2) of the Securities Act of 1933.

On October 28, 2016, a former employee exercised 300,000 options previously issued to him, at an exercise price of $0.22 per share. The exercise was cashless, such that the exercise price was paid in shares of our common stock, resulting in a net issuance of 140,268 shares. The shares were issued as restricted stock, with a restrictive legend placed on the share certificate. The issuance of the shares was exempt from registration under Regulation D and Section 4(2) of the Securities Act of 1933.

On November 30, 2016, we issued 75,000 incentive stock options to one employee under our 2011 Stock Option Plan. The options were issued with a fair market value exercise price of $0.34 per share. The options vest over three years, provided the recipient is still employed by our company at the time of vesting. The options may be exercised, once vested, at any time prior to 10 years from the date of grant. The recipient of the options is a key employee of our company, and the issuance of the options was exempt from registration under Section 4(2) of the Securities Act of 1933.

Photomedex, Inc. [Member]
Stockholders' Equity

Note 12

Stockholders’ Equity:

Preferred Stock

The Company has authorized preferred stock consisting of 5,000,000 shares with a $.01 par value, which shall be designated as blank check preferred. The Board of Directors may authorize the issuance from time to time of one or more classes of preferred stock with one or more series within any class thereof, with such voting powers, full or limited, or without voting powers and with such designations, preferences and relative, participating, optional or special rights and qualifications, limitations or restrictions thereon as shall be set forth in the resolution or resolutions adopted by the Board of Directors providing for the issuance of such preferred shares. At December 31, 2016 and 2015, no shares of preferred stock were issued or outstanding.

Common Stock Options

The Company has a Non-Employee Director Stock Option Plan. This plan has authorized 74,000 shares; of which 2,135 shares had been issued or were reserved for issuance as awards of shares of common stock, and 12,079 shares were reserved for outstanding stock options. The number of shares available for future issuance pursuant to this plan is 71,364.

In addition, the Company has a 2005 Equity Compensation Plan (“2005 Equity Plan”). The 2005 Equity Plan has authorized 1,200,000 shares, of which 519,078 shares had been issued or were reserved for issuance as awards of shares of common stock, and 133,649 shares were reserved for outstanding options. The number of shares available for future issuance pursuant to this plan is 547,273.

A summary of option transactions for all of the Company’s equity plans during the years ended December 31, 2016 and 2015 follows:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding at December 31, 2014	231,941	81.15
Granted	-	-
Exercised	-	-
Expired/cancelled	(81,803)	74.27
Outstanding at December 31, 2015	150,138	$67.99
Granted	-	-
Exercised	-	-
Expired/cancelled	(15,988)	82.26
Outstanding at December 31, 2016	134,150	$85.22
Exercisable at December 31, 2016	109,066	$84.40

The outstanding and exercisable options at December 31, 2016, have a range of exercise prices and associated weighted remaining contractual life and weighted average exercise price, as follows:

Options Range of Exercise Prices	Outstanding Number of Shares	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted Avg. Exercise Price
$0 - $37.50	2,168	2.54	$30.78	2,168	$30.78
$37.51 - $75.00	57,145	5.56	$71.32	47,746	$71.12
$75.01-$112.50	74,640	5.38	$97.05	58,841	$96.25
$112.51 - up	197	0.01	$234.06	311	$256.15
Total	134,150		$85.22	109,066	$84.40

The outstanding options will expire, as follows:

Year Ending	Number of Options	Weighted Average Exercise Price	Exercise Price

2017	197	$234.06	$233.10 - $239.40
2018	-	-	-
2019	1,954	$32.01	$31.20 - $44.40
2020	534	$32.81	$28.50 - $40.00
2021 and later	131,465	$86.00	$70.00 - $100.00
	134,150	$85.22	$28.50 - $239.40

As the share price as of December 31, 2016 was $2.20, the aggregate intrinsic value for options outstanding and exercisable was nil.

The Company uses the Black-Scholes option-pricing model to estimate fair value of grants of stock options. There were no grants of stock options in 2016 and 2015.The Company calculates expected volatility for a share-based grant based on historic daily stock price observations of its common stock. For estimating the expected term of share-based grants the Company has adopted the simplified method. The Company has used historical data to estimate expected employee behaviors related to option exercises and forfeitures and included these expected forfeitures as a part of the estimate of expense as of the grant date.

With respect to grants of options, the risk-free rate of interest is based on the U.S. zero-coupon US Government bond rates appropriate for the expected term of the grant or award.

The Company has nonvested restricted stock, as follows:

	Share	Weighted Average Grant-Date Fair Value
Nonvested at December 31, 2014	167,040	$21.60
Granted	299,000	9.25
Vested/cancelled	(207,468)	17.75
Nonvested at December 31, 2015	258,572	$10.55
Granted	-	-
Vested/cancelled	(129,361)	10.04
Nonvested at December 31, 2016	129,250	$11.07

On February 26, 2015, the Company issued 299,000 restricted stock units to a number of employees. The restricted shares have a purchase price of $0.01 per share and vest, and cease to be subject to the Company’s right of repurchase, over a four-year period. The Company determined the fair value of the awards to be the fair value of the Company’s common stock units on the date of issuance less the value paid for the award. The aggregate fair value of these restricted stock issued was $2,766.

On October 29, 2015, the Company issued 1,000 shares of common stock to a non-employee director for an aggregate fair value of $75.

Total stock-based compensation expense was as $1,969 and $6,309 for the years ended December 31, 2016 and 2015.

At December 31, 2016, there was $1,704 of total unrecognized compensation cost related to non-vested stock awards that based on their original vesting terms was expected to be recognized over a weighted-average period of 1.86 years. Following the completion of the transaction described in Note 18, such compensation will be accelerated.

Common Stock Warrants

As a result of the cash raise on December 12, 2014, the Company issued separately detachable warrants to the shareholders participating in the raise at 0.50 per share acquired. The warrants have the following principal terms: (i) a warrant exercise price of $2.25 per share of common stock, (ii) an exercise period of December 12, 2015 through December 12, 2017. The underlying warrants were registered via registration statement. The adjusted warrant exercise price after the reverse stock split is $11.25 per share of common stock.

A summary of warrant transactions for the years ended December 31, 2016and 2015 follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2014	70,950	18.05
Issued	-	-
Exercised	-	-
Expired/cancelled	6,450	85.95
Outstanding at December 31, 2015	64,500	11.25
Issued	-	-
Exercised	-	-
Expired/cancelled	-	-
Outstanding at December 31, 2016	64,500	$11.25

At December 31, 2016, all outstanding warrants are exercisable. As the share price as of December 31, 2016 was $2.20, the aggregate intrinsic value for warrants outstanding and exercisable was nil.

If not previously exercised, the outstanding warrants will expire as follows:

Year Ending December 31,	Number of Warrants	Weighted Average Exercise Price

2017	64,500	11.25
	64,500	$11.25